Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 292,598	$ 315,063
Consumer installment and other personal	291,421	259,033
Credit card	42,104	41,662
Business and government	373,421	345,943
Total loans	999,544	961,701
Loans at FVOCI	374	288
Loans	999,918	961,989
Total allowance for loan losses	8,508	8,689	$ 8,682
Total loans, net of allowance	$ 991,410	$ 953,300